Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Other NEOs	Average Compensation Actually Paid to Other NEOs	Value of initial fixed $100 investment based on:		Net income (thousands)	Earnings Per Share – Diluted
					TSR	TSR of peer group
Year	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
2024	$1,337,466	$1,636,997	$1,140,598	$1,365,328	$124.28	$143.68	$76,215	$1.84
2023	1,257,821	1,101,980	1,101,893	1,066,585	102.20	107.32	104,131	2.53
2022	1,461,502	1,468,896	1,348,570	1,273,741	115.15	98.38	146,936	4.12
2021	1,487,248	1,914,929	1,205,843	1,320,992	120.15	118.61	95,644	3.19
2020	1,119,910	1,096,275	1,032,474	931,895	87.28	87.24	81,477	2.81

Named Executive Officers, Footnote	The dollar amounts represent total compensation reported for our Richard Moore, our principal executive officer ("PEO"), for each corresponding year in the “Total” column of the SCT in each applicable year. Mr. Moore has served as our PEO since 2020.
(3)The dollar amounts represent the average of the amounts reported for the Other NEOs as a group in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the Other NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Mr. Mayer, Ms. Bostian, Mr. Currie and Mr. Wilson; (ii) for 2023 and 2022, Mr. Mayer, Ms. Bostian, and Mr. Currie; (iii) for 2021, Mr. Mayer, Eric P. Credle, Ms. Bostian, and Mr. Currie; and (iv) for 2020, Mr. Mayer and Mr. Credle.

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P US BMI Banks Industry Group Index.
PEO Total Compensation Amount	$ 1,337,466	$ 1,257,821	$ 1,461,502	$ 1,487,248	$ 1,119,910
PEO Actually Paid Compensation Amount	$ 1,636,997	1,101,980	1,468,896	1,914,929	1,096,275
Adjustment To PEO Compensation, Footnote	The dollar amounts represent Compensation Actually Paid to our PEO as computed in accordance with Item 402(v) of Regulation S-K (referenced to herein as “CAP”). The following adjustments were made to the Total Compensation as presented in the SCT for each year to determine the CAP.

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Stock Awards (a)	Stock Award Adjustment (b)	Compensation Actually Paid to PEO
2024	$1,337,466	$(634,857)	$934,388	$1,636,997
2023	1,257,821	(585,000)	429,159	1,101,980
2022	1,461,502	(670,600)	677,994	1,468,896
2021	1,487,248	(674,320)	1,102,001	1,914,929
2020	1,119,910	(541,840)	518,205	1,096,275
(a)Represents the total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the SCT for the applicable year.
(b)Represents the current year change in value of stock awards calculated as the sum of the following: (i) the year-end fair value of any unvested equity awards granted in that year; (ii) the change in fair value during the year of any remaining unvested equity awards granted in a prior year; (iii) fair value of any equity awards that are granted and vest in the same year; and (iv) the change in fair value for awards granted in prior years that vest in the applicable year (calculated as fair value on the vesting date less fair value at the end of the prior year). For the periods presented, there were no awards granted in prior years that were determined to fail to meet the applicable vesting conditions. The dollar value of dividends paid on equity awards are included in total compensation in the Summary Compensation Table for the applicable year.The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Fair Value Change of Equity Awards Issued in Prior Year and Vested in Current Year	Year-End Fair Value of Unvested Equity Awards Granted During that Year	Year Over Year Change in Fair Value of Unvested Equity Awards	Total
2024	$24,931	$54,050	$631,761	$223,646	$934,388
2023	60,610	(218,445)	746,171	(159,177)	429,159
2022	62,032	(3,914)	707,117	(87,241)	677,994
2021	62,149	11,949	684,139	343,764	1,102,001
2020	36,471	(9,562)	637,464	(146,168)	518,205

Non-PEO NEO Average Total Compensation Amount	$ 1,140,598	1,101,893	1,348,570	1,205,843	1,032,474
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,365,328	1,066,585	1,273,741	1,320,992	931,895
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts represent the average amount of CAP to the Other NEOs as a group, as computed in accordance with Item 402(v) of Regulation S-K. The following adjustments were made to the average total compensation as presented in the SCT for the Other NEOs as a group for each year to determine the CAP:

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Stock Awards (a)	Average Stock Award Adjustment (b)	Average Reported Change in the Actuarial Present Value of Pension Benefits (c)	Average Compensation Actually Paid to Other NEOs
2024	$1,140,598	$(354,734)	$579,464	$—	$1,365,328
2023	1,101,893	(393,536)	358,228	—	1,066,585
2022	1,348,570	(466,094)	391,265	—	1,273,741
2021	1,205,843	(588,844)	703,993	—	1,320,992
2020	1,032,474	(314,705)	288,126	(74,000)	931,895
(a)Represents the average total grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the SCT for the Other NEOs.
(b)Represents the current year change in value of stock awards calculated as the sum of the following: (i) the year-end fair value of any unvested equity awards granted in that year; (ii) the change in fair value during the year of any remaining unvested equity awards granted in a prior year; (iii) fair value of any equity awards that are granted and vest in the same year; and (iv) the change in fair value for awards granted in prior years that vest in the applicable year (calculated as fair value on the vesting date less fair value at the end of the prior year). For the periods presented, there were no awards granted in prior years that were determined to fail to meet the applicable vesting conditions. The dollar value of dividends paid on equity awards are included in total compensation in the Summary Compensation Table for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested in Same Year	Fair Value Change of Equity Awards Issued in Prior Year and Vested in Current Year	Year-End Fair Value of Unvested Equity Awards Granted During that Year	Year Over Year Change in Fair Value of Unvested Equity Awards	Total
2024	$24,609	$59,276	$393,678	$101,901	$579,464
2023	60,384	(80,697)	495,247	(116,706)	358,228
2022	37,395	(2,053)	407,727	(51,804)	391,265
2021	23,150	10,459	546,197	124,187	703,993
2020	24,480	(6,306)	333,673	(63,721)	288,126
(c)Reflects subtraction of the aggregate change in the actuarial present value of Mr. Credle’s accumulated benefits under the pension plan as reported for him in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table for prior years. This discussion is not included in this document as Mr. Credle is no longer an NEO.

Compensation Actually Paid vs. Total Shareholder Return
The following graphs set forth the relationship between our PEO's CAP and the average of our Other NEOs' CAP, to (i) cumulative TSR over the five most recently completed fiscal years for the Company and our peer group, (ii) our net income, and (iii) our D-EPS. CAP is influenced by a number of factors, including, but not limited to, the timing of equity award vesting, share price volatility over time, Company performance, changes in NEOs over time and other factors. Net income and D-EPS were impacted by the following: the 2021 acquisition of Select Bank and the impact of related expenses on net income; the 2023 acquisition of GrandSouth and the impact of related expenses on net income; and the 2024 impact of Hurricane Helene and the securities loss-earnback transaction. The following graphs showing net income and D-EPS also include Adjusted Net Income and Adjusted D-EPS for 2024 only. The reconciliation from net income to Adjusted Net Income and D-EPS to Adjusted D-EPS are included in the Appendix. Prior years were not presented on an adjusted basis.

Compensation Actually Paid vs. Net Income	The reconciliation from net income to Adjusted Net Income is presented in the Appendix.
Compensation Actually Paid vs. Company Selected Measure	The reconciliation from D-EPS to Adjusted D-EPS is presented in the Appendix.
Total Shareholder Return Vs Peer Group
The following graphs set forth the relationship between our PEO's CAP and the average of our Other NEOs' CAP, to (i) cumulative TSR over the five most recently completed fiscal years for the Company and our peer group, (ii) our net income, and (iii) our D-EPS. CAP is influenced by a number of factors, including, but not limited to, the timing of equity award vesting, share price volatility over time, Company performance, changes in NEOs over time and other factors. Net income and D-EPS were impacted by the following: the 2021 acquisition of Select Bank and the impact of related expenses on net income; the 2023 acquisition of GrandSouth and the impact of related expenses on net income; and the 2024 impact of Hurricane Helene and the securities loss-earnback transaction. The following graphs showing net income and D-EPS also include Adjusted Net Income and Adjusted D-EPS for 2024 only. The reconciliation from net income to Adjusted Net Income and D-EPS to Adjusted D-EPS are included in the Appendix. Prior years were not presented on an adjusted basis.

Total Shareholder Return Amount	$ 124.28	102.20	115.15	120.15	87.28
Peer Group Total Shareholder Return Amount	143.68	107.32	98.38	118.61	87.24
Net Income (Loss)	$ 76,215,000	$ 104,131,000	$ 146,936,000	$ 95,644,000	$ 81,477,000
Company Selected Measure Amount | $ / shares	1.84	2.53	4.12	3.19	2.81
Additional 402(v) Disclosure	Cumulative Total Shareholder Return (“TSR”) is calculated by dividing (i) the sum of (A) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (B) the difference between the Company’s share price at the end and the beginning of the measurement period, by (ii) the Company’s share price at the beginning of the measurement period.Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.Represents D-EPS, which is utilized in our compensation plans. The Company has determined that D-EPS is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table above) used by the Company to link compensation actually paid to the Company’s NEOs to Company performance. For 2024, however, the Compensation Committee determined that Adjusted Net Income and the resulting Adjusted D-EPS would be utilized for purposes of measuring the earnings per share measurement under the AIP. See "Annual Incentive Plan" above.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (634,857)	$ (585,000)	$ (670,600)	$ (674,320)	$ (541,840)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	934,388	429,159	677,994	1,102,001	518,205
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	631,761	746,171	707,117	684,139	637,464
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	223,646	(159,177)	(87,241)	343,764	(146,168)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,931	60,610	62,032	62,149	36,471
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,050	(218,445)	(3,914)	11,949	(9,562)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	579,464	358,228	391,265	703,993	288,126
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	393,678	495,247	407,727	546,197	333,673
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	101,901	(116,706)	(51,804)	124,187	(63,721)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	24,609	60,384	37,395	23,150	24,480
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	59,276	(80,697)	(2,053)	10,459	(6,306)
Non-PEO NEO | Current Year Stock Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(354,734)	(393,536)	(466,094)	(588,844)	(314,705)
Non-PEO NEO | Prior Year Stock Award Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	579,464	358,228	391,265	703,993	288,126
Non-PEO NEO | Total Pension Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (74,000)